Significant Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Future benefit reserves	$ 151,608	$ 113,361
Expense accruals	711	241
Total deferred tax assets	152,319	113,602
Deferred tax liabilities:
Deferred acquisition costs	(41,247)	(42,684)
Due and deferred premium	(13)	(14)
Net unrealized gains on investments	(5,801)	(4,763)
Investment income	(75,704)	(32,481)
Total deferred tax liabilities	(122,765)	(79,942)
Net deferred tax asset	$ 29,554	$ 33,660